Expense Example {- Franklin K2 Alternative Strategies Fund} - Franklin K2 Alternative Strategies Fund-16 - Franklin K2 Alternative Strategies Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 783
3 years	1,307
5 years	1,855
10 years	3,345
Class C
Expense Example:
1 year	421
3 years	1,022
5 years	1,747
10 years	3,662
Class R
Expense Example:
1 year	271
3 years	875
5 years	1,505
10 years	3,199
Class R6
Expense Example:
1 year	213
3 years	701
5 years	1,216
10 years	2,628
Advisor Class
Expense Example:
1 year	221
3 years	725
5 years	1,257
10 years	$ 2,710